UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Mortgage Securities Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 30, 2016
Maturity	Percentage of Fund Investments
1 to 3 Years	2.57%
3 to 5 Years	5.36
5 to 10 Years	9.19
10 to 20 Years	13.06
20 to 30 Years	55.97
Over 30 Years	1.07
Short Term Investments	12.78
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,033.80	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Initial Class
Actual	$1,000.00	$1,032.20	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.74%
$1,000,000	Capital One Multi-Asset Execution Trust Series 2015-A5 Class A5 1.60%, 05/17/2021	$ 1,012,303
3,000,000	Chase Issuance Trust Series 2015-A2 Class A2 1.59%, 02/18/2020	3,031,039
247,321	Citicorp Residential Mortgage Trust(a) Series 2006-2 Class A6 5.67%, 09/25/2036	258,111
3,250,000	Ford Credit Auto Owner Trust(b) Series 2014-2 Class A 2.31%, 04/15/2026	3,319,944
2,000,000	Octagon Investment Partners 27 Ltd(b)(c) Series 2016-1A Class B 2.81%, 07/15/2027	2,007,730
2,500,000	Westcott Park Ltd(b)(c) Series 2016-1A Class B 2.71%, 07/20/2028	2,500,100
		12,129,227
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp(c) Series T-34 Class A1V 0.69%, 07/25/2031	147,676
TOTAL ASSET-BACKED SECURITIES — 3.78% (Cost $12,147,913)		$ 12,276,903
CORPORATE BONDS AND NOTES
Basic Materials — 0.31%
1,000,000	Georgia-Pacific LLC(b) 2.54%, 11/15/2019	1,024,101
Consumer, Cyclical — 1.37%
2,000,000	General Motors Financial Co Inc 3.20%, 07/06/2021	2,003,182
440,391	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 1.00%, 08/15/2016	439,289
2,000,000	Under Armour Inc 3.25%, 06/15/2026	2,019,370
		4,461,841
Consumer, Non-Cyclical — 1.59%
2,000,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	2,142,492
1,000,000	Express Scripts Holding Co 2.25%, 06/15/2019	1,016,257
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$2,000,000	Reynolds Group Holdings(c) 4.17%, 12/01/2018	$ 1,998,636
		5,157,385
Financial — 1.32%
1,217,132	Caledonia Generating LLC(b) 1.95%, 02/28/2022	1,220,784
2,000,000	Goldman Sachs Group Inc 3.50%, 01/23/2025	2,055,016
1,000,000	WEX Inc 4.14%, 06/24/2023	995,000
		4,270,800
Industrial — 1.25%
2,000,000	Quickrete Holdings Inc(c) 3.65%, 09/30/2020	1,993,928
2,000,000	Rolls-Royce PLC(b) 2.38%, 10/14/2020	2,054,200
		4,048,128
Utilities — 0.35%
1,010,279	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,132,806
TOTAL CORPORATE BONDS AND NOTES — 6.19% (Cost $19,949,280)		$ 20,095,061
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.55%
	Towd Point Mortgage Trust(b)(c)
	Series 2015-4 Class A1B
861,649	2.75%, 04/25/2055	872,128
	Series 2015-5 Class A1B
892,457	2.75%, 05/25/2055	903,536
		1,775,664
U.S. Government Agency — 79.55%
1,704,101	Federal Deposit Insurance Corp Trust(b) Series 2013-R1 Class A 1.15%, 03/25/2033	1,685,746
	Federal Home Loan Mortgage Corp
9,450,000	3.00%, TBA	9,778,663
6,450,000	3.50%, TBA	6,799,711
17,544	9.50%, 06/01/2020	17,611
15,425	11.00%, 07/01/2020	15,735
40,033	11.00%, 08/01/2020	42,639
81,579	5.50%, 04/01/2022	88,407
177,292	4.50%, 03/01/2024	189,650
658,803	4.50%, 04/01/2024	707,249
364,459	4.50%, 05/01/2024	389,824
381,500	4.50%, 12/01/2024	410,739
10,391	9.50%, 04/01/2025	11,911
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 398,520	4.00%, 03/01/2026	$ 424,226
3,197,381	3.00%, 12/01/2026	3,368,322
1,280,281	3.00%, 04/01/2027	1,346,298
670,244	3.00%, 05/01/2030	705,938
1,518,993	3.50%, 02/01/2032	1,627,895
89,248	7.50%, 03/01/2032	93,885
85,747	7.00%, 09/01/2032	102,246
264,432	5.50%, 05/01/2033	298,751
188,085	5.50%, 06/01/2033	212,549
167,746	5.50%, 08/01/2033	189,424
111,279	5.50%, 01/01/2034	125,596
1,428,990	4.00%, 05/01/2034	1,544,859
268,927	5.50%, 10/01/2034	303,515
254,805	5.00%, 08/01/2035	283,114
894,929	5.00%, 09/01/2035	991,024
142,850	5.50%, 09/01/2035	161,109
644,890	5.00%, 12/01/2035	716,397
42,354	5.00%, 01/01/2036	46,971
516,764	6.00%, 01/01/2036	596,243
272,404	6.00%, 03/01/2036	312,532
246,652	6.00%, 07/01/2036	286,571
64,652	5.50%, 05/01/2038	72,520
45,198	6.00%, 05/01/2038	51,704
189,704	5.00%, 06/01/2038	209,363
1,115,928	4.50%, 02/01/2040	1,229,954
1,624,521	5.00%, 03/01/2040	1,817,380
982,492	4.00%, 10/01/2040	1,056,239
1,195,216	4.00%, 01/01/2041	1,284,977
710,270	4.00%, 02/01/2041	763,594
722,558	3.50%, 02/01/2042	763,329
835,009	4.00%, 03/01/2042	897,982
2,664,068	3.50%, 06/01/2042	2,813,233
4,282,874	3.50%, 08/01/2042	4,552,288
1,653,876	3.50%, 09/01/2042	1,745,723
1,515,794	3.00%, 11/01/2042	1,575,008
524,559	3.50%, 11/01/2042	553,749
2,889,931	3.00%, 12/01/2042	3,003,218
785,508	3.50%, 03/01/2043	831,765
2,634,063	3.00%, 04/01/2043	2,736,482
2,079,778	3.00%, 06/01/2043	2,160,006
1,131,720	4.00%, 06/01/2043	1,222,349
2,115,609	3.00%, 07/01/2043	2,196,784
955,537	4.50%, 11/01/2043	1,046,062
1,810,970	4.00%, 01/01/2044	1,941,675
3,116,851	4.00%, 05/01/2044	3,373,840
614,298	4.00%, 10/01/2044	664,948
2,590,447	3.50%, 10/01/2045	2,737,165
1,945,146	3.50%, 12/01/2045	2,055,391
1,714,591	3.50%, 05/01/2046	1,811,987
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(c)
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020	1,045,422
	Series 2012-K705 Class B
1,410,000	4.30%, 09/25/2044(b)	1,460,112
	Series 2011-K12 Class B
2,500,000	4.49%, 01/25/2046(b)	2,699,307
	Series 2012-K501 Class B
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$2,000,000	3.42%, 11/25/2046(b)	$ 2,005,990
	Federal National Mortgage Association
18,055	6.50%, 02/01/2017	18,205
24,085	6.00%, 03/01/2017	24,322
9,043	5.50%, 01/01/2018	9,263
152,792	5.50%, 04/01/2018	156,934
195,085	5.00%, 05/01/2018	200,466
19,544	5.00%, 06/01/2018	20,096
358,769	5.00%, 08/01/2018	369,044
712	9.50%, 09/01/2020	713
1,078	8.50%, 08/01/2021	1,081
78,778	5.00%, 06/01/2023	83,972
6,151	8.50%, 08/01/2024	6,985
1,471,245	4.00%, 01/01/2025	1,572,835
500,684	4.00%, 07/01/2025	533,767
491,747	4.00%, 09/01/2025	524,862
1,645,927	3.50%, 11/01/2025	1,745,277
422,564	4.00%, 12/01/2025	450,216
75,866	8.50%, 11/01/2026	82,235
615,239	3.00%, 06/01/2027	647,579
2,617,976	3.00%, 08/01/2029	2,749,124
356,555	4.50%, 02/01/2030	388,969
354,514	4.50%, 03/01/2030	386,738
1,404,490	3.00%, 10/01/2030	1,478,134
76,836	7.00%, 02/01/2031	87,082
116,444	7.00%, 09/01/2031	142,875
267,945	6.50%, 12/01/2031	308,347
164,584	7.00%, 12/01/2031	182,787
610,610	6.50%, 01/01/2032	703,070
107,241	7.00%, 01/01/2032	114,760
283,806	6.50%, 02/01/2032	326,601
169,026	6.00%, 02/01/2033	178,492
310,473	6.00%, 03/01/2033	364,805
328,008	5.50%, 07/01/2033	371,981
575,640	5.00%, 09/01/2033	642,499
165,366	5.50%, 09/01/2033	187,029
109,894	5.00%, 11/01/2033	122,682
371,353	5.50%, 11/01/2033	427,416
133,501	5.50%, 12/01/2033	151,526
204,150	5.50%, 03/01/2034	231,087
159,105	5.50%, 10/01/2034	180,727
270,805	5.50%, 12/01/2034	307,362
249,510	5.50%, 01/01/2035	282,844
509,156	5.50%, 02/01/2035	577,717
943,863	3.00%, 03/01/2035	992,412
1,232,810	3.50%, 04/01/2035	1,310,833
246,873	5.50%, 05/01/2035	280,331
38,497	5.00%, 08/01/2035	42,830
282,277	5.00%, 09/01/2035	315,137
709,435	5.00%, 10/01/2035	789,830
232,030	5.50%, 10/01/2035	263,062
479,893	6.00%, 12/01/2035	551,928
274,746	5.50%, 01/01/2036	310,893
266,679	6.00%, 01/01/2036	305,461
104,117	6.00%, 02/01/2036	119,523
112,594	6.00%, 03/01/2036	129,267
422,733	5.50%, 05/01/2036	479,816
73,803	6.00%, 12/01/2036	84,415
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 143,911	6.00%, 05/01/2037	$ 164,648
238,089	5.00%, 07/01/2037	265,789
599,325	5.50%, 03/01/2038	674,788
522,261	5.50%, 06/01/2038	588,876
322,652	4.50%, 02/01/2039	354,052
439,659	5.00%, 04/01/2039	491,921
1,014,100	4.50%, 05/01/2039	1,129,494
488,695	4.50%, 06/01/2039	542,158
1,319,454	4.50%, 08/01/2039	1,447,169
1,260,267	5.00%, 11/01/2039	1,414,537
584,870	5.00%, 12/01/2039	657,926
265,858	4.50%, 03/01/2040	291,352
738,707	5.00%, 06/01/2040	829,868
2,056,958	4.50%, 08/01/2040	2,254,974
282,270	4.50%, 09/01/2040	309,784
1,326,853	5.00%, 09/01/2040	1,477,652
689,310	4.50%, 11/01/2040	755,502
879,767	5.00%, 01/01/2041	992,734
684,179	4.50%, 02/01/2041	756,592
214,344	4.00%, 03/01/2041	230,447
3,882,076	4.50%, 03/01/2041	4,259,370
966,545	4.50%, 04/01/2041	1,059,795
1,663,521	4.50%, 08/01/2041	1,824,027
931,855	4.00%, 09/01/2041	1,010,793
977,237	4.50%, 10/01/2041	1,077,363
2,852,239	3.50%, 12/01/2041	3,022,750
3,074,916	4.00%, 12/01/2041	3,338,237
4,073,169	3.50%, 04/01/2042	4,316,811
1,750,605	4.00%, 07/01/2042	1,910,569
1,343,688	3.50%, 08/01/2042	1,421,627
503,587	3.00%, 09/01/2042	523,747
1,791,905	3.50%, 09/01/2042	1,863,335
1,374,592	3.50%, 10/01/2042	1,454,230
712,159	3.50%, 11/01/2042	756,937
895,258	3.00%, 12/01/2042	931,154
793,907	3.00%, 02/01/2043	825,169
2,815,920	3.00%, 03/01/2043	2,928,652
2,815,851	3.00%, 05/01/2043	2,928,179
2,079,988	3.50%, 05/01/2043	2,222,325
1,725,858	3.00%, 07/01/2043	1,771,323
1,448,492	3.00%, 08/01/2043	1,506,339
1,120,275	3.50%, 08/01/2043	1,190,994
984,289	3.00%, 09/01/2043	1,023,746
936,055	3.50%, 09/01/2043	972,992
2,153,123	4.00%, 10/01/2043	2,349,569
643,279	3.50%, 08/01/2044	687,755
2,333,000	4.00%, 09/01/2044	2,500,574
1,305,900	4.00%, 11/01/2044	1,415,372
1,189,769	4.00%, 12/01/2044	1,276,765
2,756,716	3.50%, 02/01/2045	2,931,610
1,395,619	3.50%, 05/01/2045	1,492,479
848,774	4.00%, 05/01/2045	910,478
2,368,124	3.00%, 07/01/2045	2,473,132
3,021,012	4.00%, 07/01/2045	3,254,886
1,589,764	3.50%, 08/01/2045	1,678,437
1,648,065	4.00%, 09/01/2045	1,767,834
11,748,860	3.50%, 12/01/2045	12,407,150
707,244	4.00%, 12/01/2045	758,858
992,124	3.50%, 01/01/2046	1,047,760
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$4,374,039	4.00%, 01/01/2046	$ 4,693,259
1,955,459	3.50%, 02/01/2046	2,064,964
3,562,301	4.00%, 03/01/2046	3,822,731
	Government National Mortgage Association
2,327	9.00%, 07/15/2018	2,337
2,790	9.50%, 05/20/2022	2,804
6,301	8.00%, 11/20/2023	6,996
3,429	7.50%, 10/20/2028	3,955
4,020	7.50%, 12/20/2028	4,582
302,569	5.00%, 10/20/2033	340,657
246,257	5.00%, 02/20/2034	277,177
251,656	5.50%, 11/20/2034	282,920
205,947	5.50%, 04/20/2035	231,932
204,674	5.00%, 12/20/2035	227,698
131,435	5.50%, 05/20/2039	145,996
2,930,555	4.00%, 12/15/2040	3,180,248
1,731,573	4.00%, 01/15/2041	1,866,146
2,417,472	4.50%, 02/20/2041	2,664,278
1,849,532	4.00%, 03/20/2041	1,992,991
573,954	4.00%, 05/20/2041	618,329
2,349,775	4.00%, 07/20/2041	2,530,252
1,311,111	4.00%, 09/15/2041	1,423,270
981,548	3.50%, 08/15/2042	1,042,201
3,349,090	3.50%, 08/20/2045	3,585,019
3,328,040	3.50%, 12/20/2045(d)	3,537,160
1,949,587	3.00%, 01/20/2046	2,041,062
2,396,203	3.50%, 01/20/2046	2,546,833
1,962,958	3.50%, 03/20/2046	2,087,142
1,491,168	3.00%, 04/20/2046	1,561,134
2,333,003	3.50%, 04/20/2046	2,479,454
23,502	National Credit Union Administration Guaranteed Notes Trust Series 2010-C1 Class APT 2.65%, 10/29/2020	23,518
	Vendee Mortgage Trust
	Series 1993-3 Class 1
542,274	5.60%, 09/15/2023(c)	591,894
	Series 1996-3 Class 1Z
1,262,529	6.75%, 09/15/2026	1,445,109
	Series 2011-2 Class V
1,544,266	3.75%, 02/15/2028	1,645,788
	Series 2002-1 Class 1A
662,153	6.00%, 10/15/2031	771,773
	Series 2008-1 Class GD
2,002,272	5.25%, 01/15/2032	2,226,011
		258,264,146
TOTAL MORTGAGE-BACKED SECURITIES — 80.10% (Cost $252,782,055)		$ 260,039,810
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017	1,801,223
3,400,000	1.75%, 12/14/2018	3,481,144
1,500,000	3.13%, 12/11/2020	1,626,737
3,000,000	1.75%, 03/12/2021(e)	3,082,695
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 500,000	5.75%, 06/12/2026	$ 672,533
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.28% (Cost $10,246,017)		$ 10,664,332
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	1.63%, 07/31/2020(d)	1,028,320
1,650,000	2.38%, 12/31/2020(d)	1,751,577
1,000,000	2.13%, 12/31/2022(d)	1,054,336
4,000,000	1.50%, 03/31/2023	4,057,656
5,050,000	1.63%, 05/15/2026(d)(e)	5,111,746
1,200,000	5.25%, 11/15/2028(d)	1,689,094
5,000,000	2.88%, 05/15/2043(d)	5,622,460
1,000,000	2.50%, 02/15/2046(d)(e)	1,041,289
TOTAL U.S. TREASURY BONDS AND NOTES — 6.58% (Cost $19,909,516)		$ 21,356,478
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.73%
	Federal Home Loan Bank
11,100,000	0.24%, 07/14/2016	11,099,038
1,000,000	0.16%, 07/19/2016	999,915
		12,098,953
Repurchase Agreements — 4.87%
6,355,000	Repurchase agreement (principal amount/value $6,355,000 with a maturity value of $6,355,088) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $6,355,088 on 7/1/16 collateralized by U.S. Treasury securities, 2.25% - 2.75%, 3/31/21 - 11/15/42, with a value of $6,482,123.	6,355,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,248,854	Undivided interest of 2.04% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $2,248,854 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(f)
		$ 2,248,854
2,248,854	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $2,248,854 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(f)	2,248,854
472,646	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $472,646 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(f)	472,646
2,248,854	Undivided interest of 4.70% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $2,248,854 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(f)	2,248,854
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,248,854	Undivided interest of 4.96% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $2,248,854 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(f)
$ 2,248,854
15,823,062
SHORT TERM INVESTMENTS — 8.60% (Cost $27,922,015)	$ 27,922,015
TOTAL INVESTMENTS — 108.53% (Cost $342,956,796)	$ 352,354,599
OTHER ASSETS & LIABILITIES, NET — (8.53)%	$ (27,692,073)
TOTAL NET ASSETS — 100.00%	$ 324,662,526
(a)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2016. Maturity date disclosed represents final maturity date.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $21,580,087 and $21,753,678, respectively, representing 6.70% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(d)	All or a portion of the security has been segregated to cover TBA commitments.
(e)	All or a portion of the security is on loan at June 30, 2016.
(f)	Collateral received for securities on loan.
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West U.S. Government Mortgage Securities Fund
ASSETS:
Investments in securities, fair value (including $9,278,896 of securities on loan)(a)	$336,531,537
Repurchase agreements, fair value(b)	15,823,062
Cash	60,204
Subscriptions receivable	956,524
Receivable for investments sold	3,489,699
Interest receivable	964,373
Total Assets	357,825,399
LIABILITIES:
Payable to investment adviser	65,549
Payable for administrative services fees	43,127
Due to brokers (TBAs)	16,467,564
Payable upon return of securities loaned	9,468,062
Redemptions payable	113,579
Payable for investments purchased	7,004,992
Total Liabilities	33,162,873
NET ASSETS	$324,662,526
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,975,353
Paid-in capital in excess of par	311,081,131
Net unrealized appreciation	9,397,803
Undistributed net investment income	174,455
Accumulated net realized gain	1,033,784
NET ASSETS	$324,662,526
NET ASSETS BY CLASS
Initial Class	$153,494,053
Institutional Class	$171,168,473
CAPITAL STOCK:
Authorized
Initial Class	75,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	12,547,727
Institutional Class	17,205,801
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.23
Institutional Class	$9.95
(a) Cost of investments	$327,133,734
(b) Cost of repurchase agreements	$15,823,062
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West U.S. Government Mortgage Securities Fund
INVESTMENT INCOME:
Interest	$4,223,912
Income from securities lending	1,141
Total Income	4,225,053
EXPENSES:
Management fees	382,253
Administrative services fees – Initial Class	254,549
Total Expenses	636,802
NET INVESTMENT INCOME	3,588,251
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,060,105
Net change in unrealized appreciation on investments	5,400,502
Net Realized and Unrealized Gain	6,460,607
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,048,858
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West U.S. Government Mortgage Securities Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$3,588,251	$6,705,847
Net realized gain	1,060,105	688,060
Net change in unrealized appreciation (depreciation)	5,400,502	(4,495,772)
Net Increase in Net Assets Resulting from Operations	10,048,858	2,898,135
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(9,622)
Institutional Class	-	(12,587)
From return of capital	0	(22,209)
From net investment income
Initial Class	(1,271,196)	(3,693,828)
Institutional Class	(2,142,600)	(3,090,892)
From net investment income	(3,413,796)	(6,784,720)
From net realized gains
Initial Class	-	(321,088)
Institutional Class	-	(417,495)
From net realized gains	0	(738,583)
Total Distributions	(3,413,796)	(7,545,512)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	33,973,548	59,194,891
Institutional Class	32,165,127	181,900,432
Shares issued in reinvestment of distributions
Initial Class	1,271,196	4,024,538
Institutional Class	2,142,600	3,520,974
Shares redeemed
Initial Class	(29,374,122)	(220,491,520)
Institutional Class	(20,255,010)	(27,945,274)
Net Increase in Net Assets Resulting from Capital Share Transactions	19,923,339	204,041
Total Increase (Decrease) in Net Assets	26,558,401	(4,443,336)
NET ASSETS:
Beginning of Period	298,104,125	302,547,461
End of Period(a)	$324,662,526	$298,104,125
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,796,974	4,871,707
Institutional Class	3,253,203	18,254,635
Shares issued in reinvestment of distributions
Initial Class	104,748	333,326
Institutional Class	216,827	359,214
Shares redeemed
Initial Class	(2,422,306)	(18,080,082)
Institutional Class	(2,051,050)	(2,827,028)
Net Increase	1,898,396	2,911,772
(a) Including undistributed net investment income:	$174,455	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$11.95	0.13 (b)	0.25	0.38	-	(0.10)	-	(0.10)	$12.23	3.22% (c)
12/31/2015	$12.13	0.27 (b)	(0.17)	0.10	(0.00) (d)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29 (b)	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
12/31/2013	$12.32	0.28 (b)	(0.53)	(0.25)	-	(0.27)	(0.00) (d)	(0.27)	$11.80	(2.02%)
12/31/2012	$12.41	0.34 (b)	0.07	0.41	-	(0.38)	(0.12)	(0.50)	$12.32	3.22%
12/31/2011	$12.20	0.42	0.26	0.68	-	(0.42)	(0.05)	(0.47)	$12.41	5.72%
Institutional Class
06/30/2016	$ 9.75	0.12 (b)	0.21	0.33	-	(0.13)	-	(0.13)	$ 9.95	3.38% (c)
12/31/2015 (e)	$10.00	0.17 (b)	(0.18)	(0.01)	(0.00) (d)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$153,494	0.60% (g)	0.60% (g)	N/A	2.17% (g)	45% (c)(h)
12/31/2015	$144,249	0.60%	0.60%	N/A	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	N/A	2.37%	38%
12/31/2013	$308,935	0.60%	0.60%	2.31%	2.31%	60%
12/31/2012	$396,544	0.60%	0.60%	2.68%	2.68%	60%
12/31/2011	$376,058	0.60%	0.60%	3.33%	3.33%	62%
Institutional Class
06/30/2016	$171,168	0.25% (g)	0.25% (g)	N/A	2.51% (g)	45% (c)(h)
12/31/2015 (e)	$153,855	0.25% (g)	0.25% (g)	N/A	2.52% (g)	42%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 45%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair

Semi-Annual Report - June 30, 2016

value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2016

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$342,956,796
Gross unrealized appreciation on investments	9,574,208
Gross unrealized depreciation on investments	(176,405)
Net unrealized appreciation on investments	$9,397,803
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.

Semi-Annual Report - June 30, 2016

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)(b)	Net Amount
Repurchase Agreements	$6,355,000	$—	$(6,355,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $42,525,197 and $19,795,699, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $120,452,025 and $118,960,661, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $9,278,896 and received collateral as reported on the Statement of Assets and Liabilities of $9,468,062 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2016

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2016. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
U.S. Government Agency Bonds and Notes	$3,094,800
U.S. Treasury Bonds and Notes	6,184,096
Total secured borrowings	$9,278,896
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West U.S. Government Mortgage Securities Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against a composite of its benchmark indices (80% Barclays U.S. Mortgage-Backed Securities Index and 20% Barclays U.S. Government Index) and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark composite for the annualized one-, three- five- and ten-year periods ended December 31, 2015, the Fund was in the third, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three-, five- and ten-year periods ended December 31, 2015. In determining that it was satisfied with the investment performance of the Fund, the Board further noted that the Fund’s performance the one-year period ended December 31, 2015 only trailed the peer group by 2 basis points.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and median contractual management fees of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016